Investment in Affiliates (Details Narrative) $ in Thousands	2 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Feb. 18, 2015	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2017 USD ($)	Apr. 21, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013
Schedule of Equity Method Investments [Line Items]
Income (Loss) from Equity Method Investments		$ 0	$ 889			$ (13,900)	$ 1,734
Payments to Acquire Property, Plant, and Equipment						44,623	5,563
Proceeds from Lines of Credit						133,054	98,201
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures		0				0			$ 6,650
Due from Related Parties, Noncurrent		14,658				14,658			42,878
Due from Related Parties, Current		$ 2,039				2,039			$ 16,688
Equity Method Investment, Other than Temporary Impairment						13,900	0
Navios Europe I
Schedule of Equity Method Investments [Line Items]
Ownership percentage												47.50%
Number of vessels acquired											10
Navios Holdings' voting interest in Navios Acquisition									50.00%
Income (Loss) from Equity Method Investments			297			$ 583
Navios Europe I | Two LR1 and Three MR1 Product Tankers
Schedule of Equity Method Investments [Line Items]
Number of vessels acquired		5				5			5
Cost of acquired vessels						$ 84,627
Navios Europe I | Navios Holdings
Schedule of Equity Method Investments [Line Items]
Ownership percentage												47.50%
Navios Holdings' voting interest in Navios Acquisition									50.00%
Navios Europe I | Navios Maritime Partners L.P.
Schedule of Equity Method Investments [Line Items]
Ownership percentage												5.00%
Navios Holdings' voting interest in Navios Acquisition									0.00%
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I
Schedule of Equity Method Investments [Line Items]
Loan portion											$ 24,100
Line of Credit Facility, Increase (Decrease), Net										$ 30,000
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans I
Schedule of Equity Method Investments [Line Items]
Loan portion											$ 10,000
Navios Europe II
Schedule of Equity Method Investments [Line Items]
Ownership percentage	47.50%
Number of vessels acquired								14
Loan portion									$ 20,662
Navios Holdings' voting interest in Navios Acquisition	50.00%
Income (Loss) from Equity Method Investments		$ 0	$ 592
Payments to Acquire Property, Plant, and Equipment								$ 145,550
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount									51,558
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures									6,650
Due from Related Parties, Noncurrent									28,220
Due from Related Parties, Current									$ 16,688
[custom:IncomeLossFromEquityMethodInvestmentsEquityMethodInvestmentOtherThanTemporaryImpairment]		13,900
Equity Method Investment, Other than Temporary Impairment						13,900	$ 1,151
Navios Europe II | Senior Loan II
Schedule of Equity Method Investments [Line Items]
Proceeds from Lines of Credit								131,550
Navios Europe II | Junior Loan II
Schedule of Equity Method Investments [Line Items]
Debt Instrument, Face Amount								182,150
Long-term Debt, Fair Value								99,147
Debt Instrument, Decrease, Forgiveness					$ 5,000
Navios Europe II | Navios Holdings
Schedule of Equity Method Investments [Line Items]
Ownership percentage	47.50%
Navios Holdings' voting interest in Navios Acquisition	50.00%
Navios Europe II | Navios Maritime Partners L.P.
Schedule of Equity Method Investments [Line Items]
Ownership percentage	5.00%
Navios Holdings' voting interest in Navios Acquisition	0.00%
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II
Schedule of Equity Method Investments [Line Items]
Line of Credit Facility, Increase (Decrease), Net				$ 14,000
Line of Credit Facility, Maximum Borrowing Capacity		$ 57,500				$ 57,500		43,500
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II
Schedule of Equity Method Investments [Line Items]
Loan portion								$ 14,000